Other Current Liabilities (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Taxes, other than income taxes			$ 7,122	$ 5,030
Warranty			10,960	10,093
Deferred revenue			2,366	2,512
Rebates			11,102	10,399
Freight			4,274	6,461
Severance and Restructuring			394	1,927
Miscellaneous accrued expenses			4,385	4,230
Other			3,014	2,491
Less: Other Current Liabilities held for sale			0	116
Total	$ 63,327		43,617	43,027
Changes in warranty reserves
Beginning balance	10,960	$ 10,093	10,093	9,686	$ 9,663
Product warranty provision	8,879	8,888	12,413	11,719	10,605
Acquired Warranty Obligations	384	0	42	0	0
Foreign currency	225	85	82	(207)	(215)
Claims paid	(8,912)	(8,707)	(11,670)	(11,105)	(10,367)
Ending balance	$ 11,536	$ 10,359	$ 10,960	$ 10,093	$ 9,686